Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactionsIn February 2014, the Company entered into an agreement with an affiliate of a shareholder, pursuant to which, as amended, the Company granted the affiliate a SaaS subscription to the Company’s cloud-based platform with a non-exclusive license to access our cloud-based platform for a defined subscription term. The term of the agreement continues to December 31, 2029. During the years ended December 31, 2022, 2023 and 2024, the Company recorded revenue of $195, $182 and $160 respectively, from the affiliate. As of December 31, 2024, no balances were owed from the affiliate.